Commitments and Contingencies -Schedule of Operating Lease Requiring Annual Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 12,983
2014	12,803
2015	12,806
2016	11,993
2017	12,009
Thereafter	298,109
Total	$ 360,703